Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Accounts payable	₩ 1,174,097	₩ 1,423,402
Accrued expenses	1,046,891	981,609
Dividend payable	3,261	4,371
Lease liabilities	163,952	149,384
Withholdings	349,277	307,102
Other payables, current	2,737,478	2,865,868
Non-current
Accounts payable	14,143	15,713
Accrued expenses	8,073	8,102
Lease liabilities	760,368	674,098
Long-term withholdings	90,981	92,489
Other payables, non-current	₩ 873,565	₩ 790,402